Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	1,038	1,038
Common stock, no par value
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	2,210,769	2,210,769